Subsequent Events (Details) - Subsequent Event [Member] - USD ($) $ in Thousands		1 Months Ended
	Jan. 01, 2020	Apr. 15, 2020
Comblack IT Ltd. [Member]
Business combination total consideration		$ 3,600
Payments upon closing of the business acquisition		$ 3,000
Comblack IT Ltd. [Member] | Minimum [Member]
Business acquisition percentage of equity interest	60.00%	70.00%
Comblack IT Ltd. [Member] | Maximum [Member]
Business acquisition percentage of equity interest	80.05%	80.20%
Roshtov Software Industries Ltd [Member]
Business combination total consideration	$ 15,000
Put and call options description	Mutual Call and Put options respectively for the remaining 19.95% interest in Roshtov.